UNITED
                    RETIREMENT
                    SHARES,
                    INC.

                    SEMIANNUAL
                    REPORT
                    ------------------------------------------
                    For the six months ended December 31, 1998

This report is submitted for the general information of the shareholders of United Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Retirement Shares, Inc. current prospectus.

PRESIDENT'S LETTER
DECEMBER 31, 1998


Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------
UNITED RETIREMENT SHARES, INC.

PORTFOLIO STRATEGY:
Common stocks believed to  OBJECTIVE:   Highest long-term total
have the potential for:                 return as is, in the
  Long-term appreciation                opinion of management,
  Stability                             consistent with the
  Income                                reasonable safety of capital.

Maximum 10% foreign         STRATEGY:   Invests in equity and
securities                              debt securities in such
                                        proportions that
                                        management believes are
Debt securities                         most likely to
                                        achieve the Fund's
                                        objective.
Cash reserves
                                        The use of cash reserves
                                        (often invested in money market
                                        securities) for defensive purposes is a
                                        strategy that may be utilized by
                                        Retirement Shares from time to time.
                                        For more information about the Fund's
                                        cash reserves flexibility, please
                                        consult the Prospectus.

                             FOUNDED:   1972

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY (March, June, September,
                                        December)

PERFORMANCE SUMMARY -- Class A Shares

                 PER SHARE DATA
For the Six Months Ended December 31, 1998
------------------------------------------

DIVIDENDS PAID                $0.12
                              =====

CAPITAL GAINS DISTRIBUTION    $0.37
                              =====

NET ASSET VALUE ON
  12/31/98 $8.97 adjusted to: $9.34(A)
   6/30/98                     9.28
                              -----
CHANGE PER SHARE              $0.06
                              =====

(A)This number includes the capital gains distribution of $0.37 paid in December 1998 added to the actual net asset value on December 31, 1998.

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                  Average Annual Total Return
                                  ---------------------------
                                      With         Without
Period                            Sales Load*    Sales Load**
------                            -----------    ------------
1-year period ended 12-31-98           3.42%          9.73%
5-year period ended 12-31-98          10.68%         12.00%
10-year period ended 12-31-98         12.44%         13.11%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1998, United Retirement Shares, Inc. had net assets totaling $822,118,370 invested in a diversified portfolio of:

   56.23% Common Stocks
   28.51% U.S. Government Securities
    9.06% Cash and Cash Equivalents
    5.27% Corporate Bonds
    0.51% Preferred Stocks
    0.42% Other Government Security



As a shareholder of United Retirement Shares, Inc. for every $100 you had invested on December 31, 1998, your Fund owned:

 $28.51  U.S. Government Securities
  26.49  Manufacturing Stocks
   9.42  Transportation, Communication, Electric
           and Sanitary Services Stocks
   9.06  Cash and Cash Equivalents
   7.58  Finance, Insurance and Real Estate Stocks
   5.27  Corporate Bonds
   4.48  Services Stocks
   4.46  Wholesale and Retail Trade Stocks
   2.24  Miscellaneous Investing Institutions Stocks
   1.56  Mining Stocks
   0.51  Preferred Stocks
   0.42  Other Government Security

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 0.62%
 Kohl's Corporation*  ....................    83,000 $  5,099,313

Business Services - 2.49%
 BMC Software, Inc.*  ....................   242,000   10,791,687
 Young & Rubicam Inc.*  ..................   300,000    9,712,500
   Total .................................             20,504,187

Chemicals and Allied Products _ 7.16%
 Abbott Laboratories  ....................   200,000    9,800,000
 Dial Corporation (The)  .................   137,900    3,981,863
 Lilly (Eli) and Company  ................   115,000   10,220,625
 Novartis, AG (A)  .......................     4,700    9,239,170
 Pfizer Inc.  ............................   146,000   18,313,875
 Procter & Gamble Company (The)  .........    80,000    7,305,000
   Total .................................             58,860,533

Communication _ 7.42%
 AT&T Corporation  .......................   235,000   17,683,750
 Carso Global Telecom & Media (A)  .......   500,000    1,686,017
 Clear Channel Communications, Inc.*  ....   140,000    7,630,000
 Cox Communications, Inc., Class A*  .....   120,000    8,295,000
 Infinity Broadcasting Corporation,
   Class A* ..............................   175,400    4,801,575
 SBC Communications Inc.  ................   390,000   20,913,750
   Total .................................             61,010,092

Depository Institutions _ 2.07%
 BankAmerica Corporation  ................   113,160    6,803,745
 Comerica Incorporated  ..................   150,000   10,228,125
   Total .................................             17,031,870

Electric, Gas and Sanitary Services _ 2.00%
 Houston Industries Incorporated  ........   260,000    8,352,500
 Unicom Corporation  .....................   210,000    8,098,125
   Total .................................             16,450,625

Electronic and Other Electric Equipment _ 5.14%
 Analog Devices, Inc.*  ..................   118,100    3,705,387
 Emerson Electric Co.  ...................   150,000    9,075,000
 General Electric Company  ...............    80,000    8,165,000
 Intel Corporation  ......................   100,000   11,853,125
 Texas Instruments Incorporated  .........   110,000    9,411,875
   Total .................................             42,210,387

Fabricated Metal Products _ 1.16%
 Mark IV Industries, Inc.  ...............   254,677    3,310,801
 Newell Co.  .............................   150,000    6,187,500
   Total .................................              9,498,301


                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores _ 2.08%
 Cifra, S.A. de C.V., Series C (A)*  .....   550,000 $    670,772
 Cifra, S.A. de C.V., Series V (A)*  .....   112,454      136,239
 Wal-Mart Stores, Inc.  ..................   200,000   16,287,500
   Total .................................             17,094,511

Health Services _ 1.45%
 Columbia/HCA Healthcare Corporation  ....   270,000    6,682,500
 Tenet Healthcare Corporation*  ..........   200,000    5,250,000
   Total .................................             11,932,500

Holding and Other Investment Offices _ 2.24%
 Berkshire Hathaway Inc., Class B*  ......     3,000    7,050,000
 Grupo Carso, S.A. de C.V.,
   Series 1A (A) .........................   500,000    1,696,113
 LTC Properties, Inc.  ...................   300,000    4,987,500
 National Health Investors, Inc.  ........   190,500    4,702,969
   Total .................................             18,436,582

Industrial Machinery and Equipment _ 2.26%
 Baker Hughes Incorporated  ..............   175,000    3,095,312
 EMC Corporation*  .......................   182,000   15,470,000
   Total .................................             18,565,312

Instruments and Related Products _ 1.36%
 Medtronic, Inc.  ........................   150,000   11,137,500

Insurance Carriers _ 3.05%
 Chubb Corporation (The)  ................   175,000   11,353,125
 Hartford Financial Services Group
   Inc. (The) ............................   250,000   13,718,750
   Total .................................             25,071,875

Miscellaneous Retail - 1.76%
 Costco Companies, Inc.*  ................   200,000   14,468,750

Motion Pictures - 0.54%
 Time Warner Incorporated  ...............    72,000    4,468,500

Nondepository Institutions _ 2.46%
 Freddie Mac  ............................   240,000   15,465,000
 Household International, Inc.  ..........   120,000    4,755,000
   Total .................................             20,220,000

Oil and Gas Extraction _ 1.56%
 Burlington Resources Incorporated  ......   301,000   10,779,563
 Enron Oil & Gas Company  ................   119,000    2,052,750
   Total .................................             12,832,313

                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum and Coal Products _ 4.79%
 Chevron Corporation  ....................   100,000 $  8,293,750
 Exxon Corporation  ......................   200,000   14,625,000
 Mobil Corporation  ......................    90,000    7,841,250
 Royal Dutch Petroleum Company  ..........   180,000    8,617,500
   Total .................................             39,377,500

Primary Metal Industries _ 0.40%
 British Steel plc, ADR  .................   225,000    3,290,625

Printing and Publishing _ 3.18%
 Gannett Co., Inc.  ......................   100,000    6,450,000
 McGraw-Hill Companies, Inc. (The)  ......   100,000   10,187,500
 Meredith Corporation  ...................   150,000    5,681,250
 New York Times Company (The), Class A  ..   110,000    3,815,625
   Total .................................             26,134,375

Rubber and Miscellaneous Plastics Products - 1.04%
 A. Schulman, Inc.  ......................   200,000    4,518,750
 Goodyear Tire & Rubber Company (The)  ...    80,000    4,035,000
   Total .................................              8,553,750

TOTAL COMMON STOCKS _ 56.23%                         $462,249,401
 (Cost: $324,703,291)

PREFERRED STOCKS
Electric, Gas and Sanitary Services - 0.11%
 El Paso Energy Capital Trust I,
   4.75%, Convertible ....................    20,000      957,500

Holding and Other Investment Offices - 0.40%
 LTC Properties, Inc., 9.5%  .............   150,000    3,262,500

TOTAL PREFERRED STOCKS - 0.51%                       $  4,220,000
 (Cost: $4,825,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Building Materials and Garden Supplies _ 0.51%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................   $ 1,600    4,226,000

Chemicals and Allied Products - 0.34%
 American Home Products Corporation,
   7.9%, 2-15-2005 .......................     2,500    2,825,100


                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication _ 1.49%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................    $3,000 $  3,905,550
 Clear Channel Communications, Inc., Convertible,
   2.625%, 4-1-2003 ......................     6,400    6,856,000
 Southwestern Bell Telephone Company,
   5.77%, 10-14-2003 .....................     1,500    1,519,830
   Total .................................             12,281,380

Depository Institutions - 0.32%
 Wachovia Corporation,
   6.25%, 8-4-2008 .......................     2,500    2,600,325

Electric, Gas and Sanitary Services - 0.13%
 California Infrastructure and Economic Development
   Bank Special Purpose Trust PG&E-1,
   6.42%, 9-25-2008 ......................     1,000    1,030,420

Electronic and Other Electric Equipment - 0.28%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........     3,254    2,327,156

Food and Kindred Products - 0.64%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-2036 ......................     5,000    5,294,250

Miscellaneous Manufacturing Industries - 0.31%
 Tyco International Group S.A.,
   6.375%, 6-15-2005 .....................     2,500    2,548,450

Nondepository Institutions _ 0.45%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................     3,000    3,675,120

Transportation by Air - 0.50%
 Southwest Airlines Co.,
   7.875%, 9-1-2007 ......................     3,650    4,080,262

United States Postal Service - 0.30%
 Postal Square Limited Partnership,
   8.95%, 6-15-2022 ......................     1,880    2,454,997

TOTAL CORPORATE DEBT SECURITIES _ 5.27%              $ 43,343,460
 (Cost: $38,598,861)

                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
OTHER GOVERNMENT SECURITY _ 0.42%
Supranational
 International Bank for Reconstruction and
   Development,
   9.25%, 7-15-2017 ......................    $2,500 $  3,450,825
 (Cost: $2,498,276)

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.51%, 5-6-2008 .......................     7,500    7,757,775
   6.19%, 7-7-2008 .......................     5,000    5,099,200
 Government National Mortgage Association,
   6.5%, 8-15-2028 .......................    13,544   13,679,047
 National Archives Facility Trust,
   8.5%, 9-1-2019 ........................     4,199    5,157,309
 United States Treasury:
   5.5%, 2-28-99 .........................    15,000   15,016,350
   7.125%, 9-30-99 .......................    20,000   20,356,200
   7.75%, 12-31-99 .......................    10,000   10,298,400
   5.75%, 10-31-2000 .....................    10,000   10,190,600
   7.25%, 5-15-2004 ......................     5,000    5,603,900
   7.875%, 11-15-2004 ....................    10,000   11,585,900
   7.5%, 2-15-2005 .......................    37,000   42,365,000
   9.375%, 2-15-2006 .....................     8,500   10,834,865
   10.375%, 11-15-2012 ...................     4,000    5,518,760
   9.25%, 2-15-2016 ......................     5,000    7,173,450
   0.0%, 2-15-2019 .......................    20,000    6,553,000
   7.25%, 8-15-2022 ......................    28,000   34,851,320
   6.25%, 8-15-2023 ......................    20,000   22,353,200

TOTAL UNITED STATES GOVERNMENT SECURITIES _ 28.51%   $234,394,276
 (Cost: $222,569,367)

TOTAL SHORT-TERM SECURITIES _ 8.54%                  $ 70,178,393
 (Cost: $70,178,393)

TOTAL INVESTMENT SECURITIES _ 99.48%                 $817,836,355
 (Cost: $663,373,188)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.52%       4,282,015

NET ASSETS - 100.00%                                 $822,118,370


                See Notes to Schedule of Investments on page 11.

THE INVESTMENTS OF
UNITED RETIREMENT SHARES, INC.
DECEMBER 31, 1998


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities - at value
   (Notes 1 and 3) .................................     $817,836
 Cash   ............................................           18
 Receivables:
   Dividends and interest ..........................        5,595
   Investment securities sold ......................        1,400
   Fund shares sold ................................        1,024
 Prepaid insurance premium .........................           12
                                                         --------
    Total assets  ..................................      825,885
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................        3,421
 Accrued service fee (Note 2)  .....................          151
 Accrued transfer agency and
   dividend disbursing (Note 2) ....................          116
 Accrued distribution fee (Note 2)  ................           43
 Accrued management fee (Note 2)  ..................           12
 Accrued accounting services fee (Note 2)  .........            7
 Other  ............................................           17
                                                         --------
    Total liabilities  .............................        3,767
                                                         --------
      Total net assets .............................     $822,118
                                                         ========

Net Assets
 $1.00 par value capital stock
   Capital stock ...................................     $ 91,601
   Additional paid-in capital.......................      573,610
 Accumulated undistributed income:
   Accumulated undistributed net investment income .          595
   Accumulated undistributed net realized
    gain on investment transactions  ...............        1,848
   Net unrealized appreciation in value of
    investments  ...................................      154,464
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $822,118
                                                         ========
Capital shares outstanding
 Class A  ..........................................       91,210
 Class Y  ..........................................          391
Capital shares authorized ..........................      300,000
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $8.97
 Class Y  ..........................................        $8.98

                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1998
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $10,246
   Dividends .......................................        3,825
                                                          -------
    Total income  ..................................       14,071
        ............................................      -------
 Expenses (Note 2):
   Investment management fee .......................        2,173
   Service fee - Class A............................          880
   Transfer agency and dividend disbursing - Class A          563
   Distribution fee - Class A.......................           72
   Accounting services fee .........................           43
   Custodian fees ..................................           33
   Audit fees ......................................            9
   Legal fees ......................................            6
   Shareholder servicing - Class Y .................            2
   Other ...........................................          109
                                                          -------
    Total expenses  ................................        3,890
                                                          -------
      Net investment income ........................       10,181
                                                          -------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................        2,603
 Unrealized appreciation in value of investments
   during the period ...............................        4,243
                                                          -------
   Net gain on investments .........................        6,846
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $17,027
                                                          =======


                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
STATEMENT OF CHANGES IN NET ASSETS         For the      For the
(Dollars In Thousands)                   six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1998         1998
Increase (Decrease) in Net Assets       ------------  -----------
 Operations:
   Net investment income ...............     $10,181     $ 19,939
   Realized net gain on investments ....       2,603       65,705
   Unrealized appreciation .............       4,243       18,773
                                            --------     --------
    Net increase in net assets
      resulting from operations ........      17,027      104,417
                                            --------     --------
 Distributions to shareholders from (Note 1D):*
   Net investment income:
    Class A  ...........................     (10,518)     (20,761)
    Class Y  ...........................         (49)         (88)
   Realized gains on securities
    transactions:
    Class A  ...........................     (32,446)     (66,648)
    Class Y  ...........................        (138)        (271)
                                            --------     --------
                                             (43,151)     (87,768)
 Capital share transactions:                --------     --------
   Proceeds from sale of shares:
    Class A ( 4,364,132 and 10,522,139
      shares, respectively) ............      39,028       96,683
    Class Y (102,320 and 61,007
      shares, respectively) ............         911          570
   Proceeds from reinvestment of dividends
    and/or capital gains distribution:
    Class A (4,860,257 and
      9,995,667 shares, respectively) ..      42,631       87,119
    Class Y (21,347 and 41,126
      shares, respectively) ............         187          359
   Payments for shares redeemed:
    Class A (6,972,393 and 9,861,351
      shares, respectively) ............     (62,310)     (90,559)
    Class Y (60,677 and 107,103
      shares, respectively) ............        (542)        (990)
                                            --------     --------
    Net increase in net assets
      resulting from capital
      share transactions ...............      19,905       93,182
                                            --------     --------
      Total increase (decrease) ........      (6,219)     109,831
Net Assets
 Beginning of period  ..................     828,337      718,506
                                            --------     --------
 End of period, including undistributed
   net investment income of $595
   and $981, respectively ..............    $822,118     $828,337
                                            ========     ========
                 *See "Financial Highlights" on pages 15 - 16.
                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/98    1998   1997    1996   1995    1994
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $9.28   $9.14  $8.72   $8.26  $7.64   $7.70
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........    .11     .24    .27     .26    .24     .18
 Net realized and
   unrealized gain
   on investments ..    .07     .99   1.08     .94    .86     .22
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......    .18    1.23   1.35    1.20   1.10     .40
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net
   investment
   income ..........  (0.12)  (0.25) (0.27)  (0.27) (0.22)  (0.18)
 From capital gains   (0.37)  (0.84) (0.66)  (0.47) (0.26)  (0.28)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.49)  (1.09) (0.93)  (0.74) (0.48)  (0.46)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $8.97   $9.28  $9.14   $8.72  $8.26   $7.64
                      =====   =====  =====   =====  =====   =====
Total return* ......   2.11%  14.45% 16.70%  14.93% 15.07%   5.03%
Net assets, end of
 period (in millions)  $818    $825   $716    $607   $528    $453
Ratio of expenses to
 average net assets    0.97%** 0.93%  0.92%   0.89%  0.89%   0.87%
Ratio of net
 investment income
 to average net
 assets  ...........   2.54%** 2.57%  3.12%   3.01%  3.04%   2.32%
Portfolio turnover
 rate  .............  29.50%  53.52% 39.55%  42.05% 48.62%  27.10%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.
                            See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the    For the            For the
                      six    fiscal year           period
                    months  ended June 30,        from 2/27/96*
                     ended  --------------        through
                   12/31/98    1998   1997        6/30/96
                   --------  ------ ------        --------
Net asset value,
 beginning of period  $9.28   $9.14  $8.72          $8.68
                      -----   -----  -----          -----
Income from investment
 operations:
 Net investment
   income ..........    .12     .25    .29            .10
 Net realized and
   unrealized gain
   on investments ..    .08     .99   1.07            .06
                      -----   -----  -----          -----
Total from investment
 operations ........    .20    1.24   1.36            .16
                      -----   -----  -----          -----
Less distributions:
 From net investment
   income...........  (0.13)  (0.26)(.28)         (.12)
 From capital gains   (0.37)  (0.84)(.66)         (.00)
                      -----   -----  -----          -----
Total distributions.  (0.50)  (1.10)(.94)         (.12)
                      -----   -----  -----          -----
Net asset value,
 end of period  ....  $8.98   $9.28  $9.14          $8.72
                      =====   =====  =====          =====
Total return .......   2.33%  14.62% 16.87%          1.91%
Net assets, end of
 period (in
 millions)  ........     $4      $3     $3             $2
Ratio of expenses
 to average net
 assets ............   0.76%** 0.79%  0.78%          0.71%**
Ratio of net
 investment income
 to average net
 assets ............   2.78%** 2.71%  3.28%          3.36%**
Portfolio
 turnover rate .....  29.50%  53.52% 39.55%         42.05%**

 *Commencement of operations.
 **Annualized.
                       See notes to financial statements.

UNITED RETIREMENT SHARES, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

NOTE 1 -- Significant Accounting Policies

     United Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of management, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $21.0 billion of combined net assets at December 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,315,732, out of which W&R paid sales commissions of $763,959 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $13,943, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $119,769,389 while proceeds from maturities and sales aggregated $172,510,948. Purchases of short-term and U.S. Government securities aggregated $677,535,050 and $104,928,908, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $708,966,192 and $37,621,222, respectively.

     For Federal income tax purposes, cost of investments owned at December 31, 1998 was $663,373,188, resulting in net unrealized appreciation of $154,463,167, of which $171,268,515 related to appreciated securities and $16,805,348 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $66,504,485 during its fiscal year ended June 30, 1998, of which a portion was paid to shareholders during the period ended June 30, 1998. Remaining capital gain net income will be distributed to Fund shareholders.

NOTE 5 -- Multiclass Operations

  On October 7, 1995, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Retirement Shares, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Retirement Shares, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the six-month period then ended, the statement of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 1998, and the financial highlights for the six-month period ended December 31, 1998 and for each of the five fiscal years in the period ended June 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Retirement Shares, Inc. as of December 31, 1998, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 1998, and the financial highlights for the six-month period ended December 31, 1998 and for each of the five fiscal years in the period ended June 30, 1998, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
February 5, 1999

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Cynthia P. Prince-Fox, Vice President




Lower sales charges are available by combining the net asset value ("NAV") of existing Class A shares of the Fund with additional purchases of Class A shares of any fund in the United Group, except that only the Class A shares of United Cash Management, Inc. that were acquired by exchange of another United Group fund's Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, may be combined.




To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE UNITED GROUP OF MUTUAL FUNDS


United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.











------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com


NUR1007SA(12-98)
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